Loans from Investors (Tables)	12 Months Ended
Dec. 31, 2025
Loans from Investors [Abstract]
Schedule of Investor Loan Activity	The following is a summary of investor loan activity for the years ended December 31, 2025 and 2024:
As of January 1, 2024	13,901
Additions	4,750
Interest accrual	3,382
As of December 31, 2024	22,033
Additions	27,214
Payments	(4,037)
Interest accrual	7,497
As of December 31, 2025	52,707